ACCOUNTS RECEIVABLE AND OTHER - Undiscounted Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	$ 2,395	$ 1,667
Operating lease receivables	2,551	2,852
Total lease receivables	4,946	4,519
Less than 1 year
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	172	128
Operating lease receivables	395	361
Total lease receivables	567	489
1-2 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	170	127
Operating lease receivables	328	350
Total lease receivables	498	477
2-3 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	169	126
Operating lease receivables	307	308
Total lease receivables	476	434
3-4 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	167	124
Operating lease receivables	287	284
Total lease receivables	454	408
4-5 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	165	122
Operating lease receivables	265	260
Total lease receivables	430	382
5 plus years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	1,552	1,040
Operating lease receivables	969	1,289
Total lease receivables	$ 2,521	$ 2,329